Convertible debenture (Narrative) (Details)				12 Months Ended
	Dec. 13, 2023 $ / shares	Dec. 13, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 13, 2023 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Convertible debenture derivative				$ 1,025,803	$ 1,027,427	$ 0
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 1,000,000				$ 3,000,000
Cash received from debenture		$ 2,640,000
Prepaid interest		$ 360,000
Borrowings, interest rate			12.00%				12.00%
Maturity term of debentures		mature 36 months from the date of issuance on January 11, 2027.	June 30, 2026	three years
Convertible debt, conversion price per unit | $ / shares	$ 1.25		$ 1.25
Discount rate of debentures				13.50%
Residual value				$ 37,219
Accretion expense				54,003	25,415	0
Interest expense on debentures				122,685	72,586
Description of conversion of debt to equity		The debenture holder can convert all or any portion of the outstanding principal amount into common shares	The debenture holder can convert all or any portion of the outstanding principal amount into common shares
Unsecured Convertible Debenture [Member] | Warrant [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued upon conversion of convertible debentures | shares		900,000	460,000
Warrant exercise price per share | $ / shares	$ 1.3		$ 1.3
Maturity date of warrants		January 11, 2027	June 30, 2026
Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued				$ 1,025,803	$ 1,027,427	0		$ 0
Maturity term of debentures				two years	three years
Interest expense on debentures				$ 490,593	$ 0	0
Expected volatility					65.13%
Risk-free interest rate				2.86%	3.57%
Annualized volatility rate				74.10%	7.28%
Fair value of the derivative liability				$ 0	$ 1,171,660	0
Transactions costs				87,781
Convertible debenture derivative				1,025,803
Fair value adjustment				$ (86,001)	$ (117,648)	$ 0